Trade and Other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about trade and other receivables [text block]

	As at December 31
(in EUR 000)	2021	2020
Trade receivables	226	—
R&D incentive receivable (Australia)	1,616	951
VAT receivable	524	607
Current tax receivable	71	(3)
Other	75	89
Total trade and other receivables	2,512	1,644